Risk management	12 Months Ended
Dec. 31, 2019
Risk management [Abstract]
Risk management

47.   Risk management

Risk management at Banco Santander is based on the following principles:

A. Independence of the management activities related to the business;

B. Involvement of the Senior Management in decision-making;

C. Consensus in the decision making on credit operations between the Risk and Business departments;

D. Collegiate decision-making, which includes the branch network, aiming to encourage diversity of opinions and avoiding the attribution of individual decisions;

E. The use of statistical tools to estimate default, which includes internal rating, credit scoring and behavior scoring, RORAC (Return on Risk Adjusted Capital), VaR (Value at Risk), economic capital, scenario assessment, among others;

F. Global approach, which an integrated treatment of risk factors in the business departments and the concept of economic capital as a consistent metric for risk undertaken and for business management;

G. Common management tools

H. Organizational structure

I. Scopes and responsibilities

J. Risk limitation

K. Recognition

L. Effective information channel

M. Maintenance of a medium-low risk profile, and low volatility by:

• The portfolio diversification, limiting concentration in clients, groups, sectors, products or geographically speaking; the complexity level of market operations reduction; the analysis of social and environmental risks of businesses and projects financed by the bank; continuous follow up to prevent the portfolios from deteriorating.

• Policies and procedures definition that are part of the Regulatory Framework Risk, which regulates the risk activities and processes. They follow the instructions of the Board of Directors, the regulations of the BACEN in order to protect the capital and ensure business' profitability.

At Banco Santander, the risk management and control process is structured using as reference the framework defined at corporate level and described according to the following phases:

I. Adaptation of corporate management frameworks and policies that reflect Banco Santander's risk management principles.

Within this regulatory framework, the Corporate Risk Management Framework, regulates the principles and standards governing Banco Santander´s risk activities, based on the corporate organization and a management models, meeting the necessary regulatory requirements for credit management.

The organizational model comprises the management map, which defines the risk function and governance, and the regulatory framework itself.

II. Identification of risks through the constant review and monitoring of exposures, the assessment of new products, businesses and deals (singular transactions);

III. Risks measurement using methods and models periodically tested.

IV. Preparation and distribution of a complete set of reports that are reviewed daily by the heads at all levels of Banco Santander management.

V. Implementation of a risk control system which checks, on a daily basis, the degree to which the Bank´s risk profile matches the risk policies approved and the risk limits set. The most noteworthy corporate tools and techniques (aforementioned) already in use at Banco Santander are in different stages of maturity regarding the level of implementation and use in the Bank. For wholesale segment, these techniques are in line with the corporate level development. For local segments, internal ratings and scorings based models, VaR and market risk scenario analysis and stress testing were already embedded in risk management routine while Expected loss, Economic Capital and RORAC have been integrated in risk management.

VI. Internal ratings- and scorings-based models which, by assessing the various qualitative and quantitative risk components by client and transaction, making it possible to estimate, firstly, the probability of default and, subsequently, the expected loss, based on Loss Given Default (LGD) estimates.

VII. Economic capital, as a homogeneous measurement of the assumed risk and the basis for the measurement of the performance management.

VIII. RORAC, used both as a transaction pricing tool in the whole sale segment (more precisely in global ranking and markets - bottom-up approach) as for in the analysis of portfolios and units (top-down approach).

IX. VaR, which is used for controlling and setting the market risk limits for the various treasury portfolios.

X. Scenario analysis and stress testing to supplement the analysis market and credit risk in order to assess the impact of alternative scenarios, even over provisions and capital.

a) Corporate Governance of the Risk Function

The structure of Banco Santander's Risk Committee is defined while respecting local legal and regulatory environment.

Its main responsibilities are:

A. Integrate and adapt the Bank's risk to local level, further than the risk management strategy, tolerance level and predisposition to the risk, previously approved by the executive committee and board of directors, all matched with corporate standards of Banco Santander Spain;

B. Approve the proposals, operations and limits of clients and portfolio;

C. Regularly monitor all the risks inherent to the business, proving if your profile is adequate to what was established in the risk appetite.

D. Authorize the use of management tools and local risk models and being aware of the result of their internal validation.

E. Keeping updated, assessing and monitoring any observations and recommendations periodically formulated by the supervisory authorities regarding their functions.

The organizational structure of the executive vice-presidency consists of areas which are responsible for credit risk management, market and structural, model risk management and non-financial risks. The credit risk management structure is composed by directors who act from the point of view of retail and wholesale portfolios management. A specific area has the mission to consolidate the portfolios and their respective risks, supporting the management with the integrated risk vision, as well as the Group's headquarters in Spain. There is an area responsible for the attendance to regulators, external and internal auditors.

It has a department called ERM-Enterprise Risk Management, which includes a set of transverse functions of all risk factors necessary for an adequate risk management.. This structure includes the areas of Methodology & Basel Project (model development and parameterization); Decision engines; Credit Risk Control; Risk Control and Performance; Integrated Management and Relationship with Supervisors (covering Risk Culture); and Local Provision & IFRS9.

Further details of the structure, methodologies and control system related to risk management is described in the report available on the website www.santander.com.br.

b) Credit Risk

b.1) Introduction to the treatment of credit risk

The Credit Risk Management provides subsidies to define strategies as risk appetite, to establish limits, including exposure analysis and trends as well as the effectiveness of the credit policy. The goal is to maintain a risk profile and adequate minimum profitability to offset the estimated default, both client and portfolio, as defined by the Executive Committee and Board of Directors. Additionally, it is responsible for the risk management systems applied in the identification, measurement, control and reduction of exposure to risk in individual or clustered by similar operations.

The Risk Management is specialized according to each clients' characteristics, being segregated between individual clients (with the accompanied of dedicated analysts) and customers with similar characteristics (standardized).

• Individualized management: It is performed by a defined risk analyst, which prepares the analysis, and forwards it to the Risk Committee and monitors the client's progress. It covers the Wholesale segment clients (Corporate and GB&M), Retail (Companies 3 and Governments, Institutions and Universities);

• Standardized management: Aimed at individuals and companies not classified as individualized clients. Based on automated models of decision-making and internal risk assessment, complemented by commercial heave and analysts specialized teams to handle exceptions.

Macroeconomic aspects and market conditions, sectored and geographical concentration, as well as client profiling and economic prospects are also evaluated and considered in the appropriate measuring of credit risk.

b.2) Measures and measurement tools

Rating  tools

The Bank uses proprietary internal rating models to measure the credit quality of a given customer or transaction. Each rating relates to a certain probability of default or non-payment, determined on the basis of the customer's historical experience, to predict default. Rating/Scores models are used in the Bank's loan approval and risk monitoring process.

The classification of loans into different categories is made according to the analysis of economic and financial situation of the client and any other registratered information updated frequently. New modes of operation are subject to credit risk evaluation, verification and adaptation to the controls adopted by the Bank.

Ratings assigned to customers are reviewed periodically to include any new financial information available and the experience in the Banking relationship. The frequency of the reviews is increased in case of customers that reach certain levels in the automatic warning systems and of customers classified as requiring special monitoring. The own rating tools are monitored and reviewed to qualifications by them awarded are progressively enhanced.

Credit risk parameters

The estimative of the risk parameters Probability of Default (PD) and Loss Given Default (LGD) are based on internal experience, i.e. on default observations and on the experience in defaulted loan recoveries during a defined credit cycle.

For low risk portfolios, such as banks, sovereign risk or global wholesale clients, the parameters are based on CDS market data and with global broadness, using Group Santander´s world presence.

For the other portfolios, parameter estimative are based on the Bank's internal experience.

In addition to the Probability of Default (PD), the Bank is managing its credit portfolio, seeking to make loans to borrowers that have higher volumes of guarantees associated with the operations and also works constantly on strengthening its credit recovery department. These and other actions combined, are responsible for ensuring the adequacy of LGD parameters (Loss Given Default, the loss resulting from the borrower's default event to honor the principal and/or interest payments).

LGD calculation is based on net losses of non-performing loans, considering the guarantees associated with the transaction, revenues and expenses related to the recovery process and also the timing default.

Besides that, the Loss identification period, or “LIP,” is also considered in the estimation of the risk parameters that is represented by the time period between the occurrence of a loss event and the identification of an objective evidence of this loss. In other words, it represents the time horizon from the credit loss occurrence until the effective confirmation of such loss.

The Bank use proprietary internal rating models to measure the credit quality of a given client or transaction. Each rating relates to a certain probability of default or non-payment, determined on the basis of the client's history, with the exception of certain portfolios classified as “low default portfolios”. These ratings and models are used in loan approval and risk monitoring processes.

The table shown in note 9.b shows the portfolio by the internal risk rating levels and their probability of default.

Thousand of reais	2019	2018	2017

By maturity
Less than 1 Year	186,196,849	186,373,511	174,247,968
Between 1 and 5 years	117,841,564	99,309,551	82,513,030
More than 5 years	43,218,247	36,250,128	31,068,215
Loans and advances to customers, gross	347,256,660	321,933,190	287,829,213

By internal classification of risk
Low	257,133,115	240,440,294	226,098,497
Medium-low	56,549,196	50,485,682	33,635,378
Medium	11,754,806	11,967,262	10,423,293
Medium-High	8,512,386	7,722,198	8,215,024
High	13,307,156	11,317,754	9,457,021
Loans and advances to customers, gross	347,256,660	321,933,190	287,829,213

To the portfolios which the Bank presents limited historic data, reference external information are used to complement internal available data. The portfolios for which reference external information represent significant data to measure the expected credit losses are present below.

			2019

		Probability of default	Default loss
	Exposure

Commercial and industrial	145,387,439	7%	40%
Real Estate Credit - construction	39,720,713	3%	10%
Individual loans	160,036,668	10%	64%
Leasing	2,111,840	2%	41%

The exposure above are related to the credit operations. The Bank understands that the exposure related to the avals and sureties and other financial assets at amortized cost have  low risk.

b.3) Observed loss: measures of credit cost

The Bank periodically estimate losses related to credit risk and then we compare those estimates with actual losses of the month. Periodically conduct tests in order to monitor and maintain control over credit risk.

To complement the use of admission and rating, the Bank use other measures that supports the prudent and effective management of credit risk, based on the loss observed.

The cost of credit is measured by the sum of credit losses and to the average loans portfolio of the same year.

b.4) Credit risk cycle

Banco Santander has a global view of its credit portfolio throughout the various phases of the risk cycle, with a level of detail that allows us to evaluate the current situation of risk and any movements. This mapping is followed by the Board of Directors and the Executive Committee of the bank that no only sets policies and risk procedures, limits and delegates responsibilities. It also approves and supervises the activities of the area.

The risk management process consists of identifying, measuring, analyzing, controlling, negotiating and deciding on, as appropriate, the risks incurred in the Bank's operations and companies of the conglomerate. The risk cycle comprises three different phases:

   • Pre-sale: this phase includes the risk planning and setting targets, determination of the Bank's risk appetite, approval of new products, risk analysis and credit rating process, and limit setting.

   • Sale: this is the decision-making phase for both pre-classified and specific transactions.

   • Post-sale: this phase comprises the risk monitoring, measurement and control processes and the recovery process.

Planning and setting risk limits

Risk limit setting is a dynamic process conducted by assessing business proposals and its risk profile. This process is defined through the risk appetite approved by the Bank's Management and the units.

In the case of individualized risks, the most basic level is the customer, for which individual limits are set.

For SCIB clients, a pre-classification model is used based on a system of measurement and monitoring of economic capital. In relation to the Corporate segment, the operational limit model is used in maximum nominal credit amounts.

To the risks of customers with standardized management, the limits of the portfolios are planned using credit management programs (SGP) agreed document for the areas of business and risks, and approved by the Executive Committee. This document contains the results expected for the business in terms of risk and return, beyond the limits which govern the activity and risk management. This client group has a more automated treatment in risks.

Risk analysis and rating process

Risk analysis is a pre-requisite for the approval of loans to clients by the Bank. This analysis consists of examining the counterparty's ability on meeting its contractual obligations to the Banco Santander, which involves analyzing the client's credit quality, its risk transactions, solvency, and sustainability of business and the return to be obtained in view of the risk assumed.

The risk analysis is conducted annually, at least, and can be held shortly when client profile indicates (through systems with centralized alerts, managers visits to clients or specific credit analysis), or when operations are not covered by pre-classification.

Decision-Making on Operations

The process of decision making on operations aims to analyze and adopt adopt in accordance with pre-established policies, taking into account risk appetite and any elements of the operation that are important in assessing risk and return.

The Banco Santander uses, among others, the RORAC methodology (profitability on risk-adjusted capital), for risk analysis and pricing in the decision-making process on transactions and deals.

Risk monitoring and control

The preventive detection of the operation's credit quality is from the commercial manager responsibility in conjunction with the risk analyst. Additionally, the risk monitoring is made through a permanent observation process in order to anticipate the identification of incidents which can occur in the evolution of the operations, clients and environment.

 This monitoring process may result in the client's classification in SCAN. This is a system which allows the differentiation of the management level and the action to be taken case-by-case.

Risk control function

The control function is performed by assessing risks from various complementary perspectives, the main pillars are the control by geographical location, business area, management model, product and process, facilitating thus the detection of specific areas requiring measures for which decisions should be taken. To obtain an overview of the bank's loan portfolio over the various phases of the credit cycle, with a level of detail that allows the assessment of the current risk situation and any movements.

Any changes in the Bank's risk exposure are controlled periodically. The impacts of these changes in certain future situations, both of an exogenous nature and those arising from strategic decisions, are assessed in order to establish measures that place the profile and amount of the loss portfolio within the parameters set by Executive Commission.

b.5) Credit recovery

"Strategies and action channels are defined according to the days of past due loans and the amounts, that result in a Map of Responsibilities and always look as the first alternative, the client's recovery.

The Bank uses tools as behavioral scoring to study the collection performance of certain groups, in order to reduce costs and increase recoveries. These models seek to measure the probability of clients becoming overdue adjusting collection efforts so that clients less likely to recover, receive timely actions. In cases the payments is most likely to happen, the focus is given in maintaining a healthy relationship with clients. All clients with severe or rescheduled credits delays values have internal restrictions.

Clients with high risk index have a model of recovery, with a commercial follow-up and a recovery specialist.

b.6) Credit risk from other perspective

Certain areas and specific views of credit risk deserve a specialist's attention, complementary to global risk management.

Concentration risk

Concentration risk is an essential factor to be analyzed in the area of credit risk management. The Bank constantly monitors the degree of concentration of its credit risk portfolios, by economic sector, geographical area/country, product and client group.

The risk committee establishes the risk policies and reviews the exposure limits required to ensure adequate management of credit risk portfolio concentration.

From the sectorial standpoint, the distribution of the corporate portfolio is adequately diversified.

The Bank's Risk Area works closely with the Finance Area in the active management of credit portfolios, which includes reducing the concentration of exposures through several techniques, such as the arrangement of guarantees to mitigate the companies risk, credit derivatives for hedge purposes or the performance of securitization transactions, in order to optimize the risk/return ratio of the total portfolio.

Credit risk from financial market operations

This heading includes the credit risk arising in treasury operations with clients, mainly credit institutions. These operations are performed both via money market financing products with different financial institutions and via derivative instruments arranged for the purpose of serving our clients.

Risk control is performed using an integrated system that enables the Bank to know the unused exposure limit with respect to any counterparty, any product and maturity and at any Bank unit.

Credit risk is measured at its current market value and its potential value (exposure value considering the future variation in the underlying market factors). Therefore, the equivalent credit risk (CRE) is defined as the sum of net replacement value plus the maximum potential value of the contracts in the future.

Environmental risk

The Banco Santander's Social and Environmental Responsibility Policy (PRSA), which follows the guidelines of CMN Resolution 3232/2014 and the SARB Regulation Nº. 14 of Febraban, establishes guidelines and consolidates specific policies for socio-environmental practices in business and in relationships with stakeholders. These practices include the management of socio-environmental risks, impacts and opportunities related to topics such as adequacy in credit granting and use, supplier management and socio-environmental risk analysis, which is carried out through the analysis of clients' socio-environmental practices. and Varejo, of the Corporate segment 3 (one of the Corporate Retail segments of the Bank), which have limits or credit risk above R $ 5 million and which are part of the 14 socio-environmental care sectors. In this case, the socio-environmental risk is analyzed in order to mitigate the issues of operational risk, capital risk, credit risk and reputational risk. Since 2009, Santander has been a signatory to the Equator Principles and this set of guidelines is used to mitigate socio-environmental risks in the financing of large projects.

The commitments assumed in the PRSA are detailed in other Bank policies, such as the Anti-Corruption Policy, Supplier Relationships and Homologation Policies and Social and Environmental Risk Policies, as well as the Private Social Investment Policy, which aims to guide the strategy in this area. and to present guidelines for social programs that strengthen this strategy.

b.7) Credit Management - Main changes

The involvement of senior management in decision making (held collectively at our Committees), besides independence Risks relating to the business, allow more assertive decisions and credit risk reduction.

The analysis of credit for projects and companies in the Wholesale segment, continue to integrate opinions of our area of Environmental Risk.

Below is a table showing the evolution of the main credit indicators.

	2019	2018	2017

Credit risk exposure - customers (Thousand of Reais)	391,569,227	364,193,664	330,474,249
Loans and advances to customers, gross (note 9)	347,256,660	321,933,190	287,829,213
Contingent Liabilities - Guarantees and other sureties (note 44.a)	44,312,567	42,260,474	42,645,036
Non-performing loans ratio (%) - unaudited	6.75%	6.98%	6.65%
Impairment coverage ratio (%) - unaudited	96.58%	102.42%	95.39%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	22,625,750	22,969,315	18,261,638
Cost of credit (% of risk) - unaudited	3.93%	3.90%	3.98%
Data prepared on the basis of management criteria and the accounting criteria of the controller unit.
(*) RAWO = Recoveries of Assets Derecognized.

The Bank incorporates information about the future both in its assessment if the credit risk of an instrument has increased substantially since the initial recognition and in its measurement of the expected credit losses. Based on guidance from its internal committees and economic experts and considering a range of actual and anticipated external information, the Bank develops a base scenario as well as other possible scenarios. This process involves the projection of two or more additional economic scenarios and considers the respective probabilities of each result. External information includes economic data and forecasts published by government agencies and monetary authorities and selected private sector analysts and academics.

The base case represents the most likely result and is in line with the information used by the Bank for other purposes, such as strategic planning and budgeting. The other scenarios represent more optimistic and pessimistic results. Periodically, the Bank conducts more extreme stress tests to adjust its determination of these other representative scenarios.

Below are the assets with excess or insufficiency of guarantees:

					12/31/2019
					In Reais Million
	Over-collateralized assets			Under-collateralized assets

	Carrying value of the assets	Fair value of collateral	% collateral coverage	Carrying value of the assets	Fair value of collateral	% collateral coverage
Individuals (1)	53,899	150,853	280%	2,762	2,592	94%
Mortgages	39,016	84,862	218%	3	3	86%
Very small, small and middle-market companies, corporates and foreign loans (2)	34,008	116,236	342%	33,140	26,587	80%
Total	126,923	351,951	277%	35,905	29,182	81%

(1) Vehicles and others loans.

(2) Cayman and Luxemburgo.

Unsecured loans: 195,765.

The Bank identified and documented the main determinants of credit risk and credit losses for each portfolio of financial instruments and, using a historical data analysis, estimated the relationships between macroeconomic variables and credit risks and credit losses.

2019

Unemployment rates	11.9%
Interest Rates	4.5%
increase in GDP	1.2%

The expected relation between key-indicators and default rates and several financial assets losses were predicted based on the historic analysis data of recent years.

c) Market Risk

Market risk is the exposure to risks such as interest rates, exchange rates, prices of goods, prices in the stock market and others values, according to the type of product, volume of operations, term and conditions of the agreement and underlying volatility.

The Bank operates according to global policies, within the Group's risk tolerance level, aligned with the objectives in Brazil and in the world.

With this purpose, it has developed its own Risk Management model, according to the following principles:

•          Functional independence;

•          Executive capacity sustained by knowledge and proximity with the client;

•          Global reach of the function (different types of risks);

•          Collective decision-making, that evaluates a variety of possible scenarios and do not compromise the results with individual decision (including Brazil Executive Risk Committee  - Comitê Executivo de Riscos Brasil). This Comitee delimits and approves the operations. The Asset and Liabilities Committee, which responds for the capital management and structural risks, including country-risk, liquidity and interest rates.

•          Management and improvement of the equation risk/return; and

•          Methodologies for risk management, such as Value at Risk - VaR (historical simulation of 521 days with a confidence level of 99% and time horizon of one day), scenarios, financial margin sensibility, equity value and contingency plan.

The Market Risks structure is part of the Vice Presidency of Credit and Market Risks, an independent area that applies risk policies taking into consideration the guidelines of the Board of Directors and the Risks Division of Santander in Spain.

c.1) Activities subject to market risk

The measurement, control and monitoring of the market risk area comprises all operations in which net worth risk is assumed. This risk arises from changes in the risk factors -interest rate, exchange rate, equities, commodity prices and the volatility thereof- and from the solvency and liquidity risk of the various products and markets in which the Bank operates.

The activities are segmented by risk type as follows:

      I.        Trading: this item includes financial services for clients, trading operations and positioning mainly in fixed-income, equity , foreign currency products and shares.

     II.        Balance sheets management: A risk management assessment aims to give stability to interest income from the commercial and economic value of the Bank, maintaining adequate levels of liquidity and solvency. The risk is measured by the balance sheets exposure to movements in interest rates and level of liquidity.

    III.        Structural risks:

•          Structural foreign currency risk/hedges of results: foreign currency risk arising from the currency in which investments in consolidable and non-consolidable companies are made (structural exchange rate). This item also includes the positions taken to hedge the foreign currency risk on future results generated in currencies other than the Real (hedges of results).

•          Structural equities risk: this item includes equity investments in non-consolidated financial and non-financial companies that give rise to equities risk.

The Financial Management area is responsible for the balance sheet management risk and structural risks through the application of uniform methodologies adapted to the situation of each market in which the Bank operates. Thus, in the convertible currencies area, Financial Management directly manages the Parent's risks and coordinates the management of the other units operating in these currencies. Decisions affecting the management of these risks are taken through the ALCO (Asset Liability Control committees) in the respective countries.

The Financial Management goal is to ensure the stability and recurring nature of both the net interest margin of the commercial activity and the Bank's economic value, whilst maintaining adequate liquidity and solvency levels.

Each of these activities is measured and analyzed using different tools in order to reflect their risk profiles as accurately as possible.

Interest rate Risk

The following table aggregates by product the cash flows of the operations of our perimeter of companies that have interest income. The transactions are presented by the book balance at the closing date of the years 2019, 2018 and 2017. It is not associated with the risk management of changes in interest rates or indexer mismatches, which is done by monitoring metrics of market. However, it allows to evaluate the concentrations of term and possible risks and below it, the balances of the same products are presented at the redemption value at maturity, except for the line dealing with receivables and obligations linked to derivative contracts.

					2019
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	3,891	1,091	737	8,444	4,446	18,609
Debt instruments	-	3	140	188	889	1,220
Equity instruments	171	-	-	-	-	171
Trading derivatives	3,720	1,088	597	8,256	3,557	17,218
Other Financial Assets At Fair Value Through Profit Or Loss	4,261	802	3,981	16,737	7,075	32,856
Debt instruments	2,232	802	3,981	16,737	7,075	30,827
Equity instruments	2,029	-	-	-	-	2,029
Investments Held to Maturity	98	96	280	3,679	3,981	8,134
Reserves from Brazilian Central Bank	69,663	-	-	-	-	69,663
Financial Assets Measured at Amortized Cost	28,416	75,794	51,603	112,467	54,815	323,095
Total	106,329	77,783	56,601	141,327	70,317	452,357

Interest-bearing liabilities:

Customer Deposits and Credit Institutions	224,610	62,181	69,277	70,882	2,556	429,506
Subordinated debts	-	-	-	10,077	-	10,077
Marketable debt securities	3,677	25,781	19,125	28,134	3,475	80,192
Trading derivatives	4,597	1,621	1,074	9,119	3,828	20,239
Short positions	23,501	-	-	-	-	23,501
Total	256,385	89,583	89,476	118,212	9,859	563,515

					2018
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	8,193	6,155	12,013	67,606	25,964	119,931
Debt instruments	5,359	5,192	8,294	58,363	23,460	100,668
Equity instruments	807	-	-	-	-	807
Trading derivatives	2,027	963	3,719	9,243	2,504	18,456
Other Financial Assets At Fair Value Through Profit Or Loss	677	9,091	368	16,702	3,577	30,415
Debt instruments	379	9,091	368	16,702	3,577	30,117
Equity instruments	298	-	-	-	-	298
Investments Held to Maturity	24	521	89	3,603	3,826	8,063
Reserves from Brazilian Central Bank	70,103	-	-	-	-	70,103
Financial Assets Measured at Amortized Cost	27,387	101,441	35,900	85,318	60,966	311,012
Total	106,384	117,208	48,370	173,229	94,333	539,524

Interest-bearing liabilities:

Deposits from credit institutions	200,818	47,172	65,606	71,413	5,343	390,352
Subordinated debts	9,857	-	-	-	9,687	19,544
Marketable debt securities	13,353	20,875	14,612	30,138	9,715	88,693
Trading derivatives	1,104	1,370	3,257	9,673	3,322	18,726
Short positions	32,440	-	-	-	-	32,440
Total	257,572	69,417	83,475	111,224	28,067	549,755

					2017
Position of accounts subject to interest rate risk					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,541	1,779	6,556	29,968	10,194	54,038
Debt instruments	653	890	5,739	16,709	8,148	32,139
Equity instruments	490	-	-	-	-	490
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	2,032	1,272	17,092	46,502	23,711	90,609
Debt instruments	925	1,272	17,092	46,502	23,711	89,503
Equity instruments	1,107	-	-	-	-	1,107
Other Financial Assets At Fair Value Through Profit Or Loss	72	13	50	479	1,008	1,622
Debt instruments	38	13	50	479	1,008	1,589
Equity instruments	33	-	-	-	-	33
Non-Current Assets Held For Sale	80	168	222	3,082	7,040	10,593
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	22,033	81,275	34,430	86,645	71,453	295,835
Total	88,809	84,507	58,351	166,677	113,406	511,750

Interest-bearing liabilities:

Deposits from credit institutions	150,719	46,254	62,605	69,778	5,119	334,474
Subordinated debts	-	789	257	7,784	-	8,829
Marketable debt securities	4,436	36,208	12,313	15,544	847	69,348
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,304	83,909	75,679	105,349	8,251	465,492

Currency Risk

			2019
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	12,406	224	1	12,631
Loans and advances to customers	4,776	1,920	-	6,696
Investments in Foreign Subsidiaries and Dependence	50,193	3,557	-	53,750
Derivatives	150,538	13,053	9,712	173,303
Others	10,521	574	-	11,095
Total	228,434	19,328	9,713	257,475

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	59,416	925	49	60,390
Derivatives	169,136	20,184	8,515	197,835
Others	-	60	1,009	1,069
Total	228,552	21,169	9,573	259,294

			2018
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	348,797	-	-	348,797
Loans and advances to customers	4,505	155	-	4,660
Investments in Foreign Subsidiaries and Dependence	45,345	3,390	-	48,735
Derivatives	231,240	18,163	2,490	251,893
Others	23,619	1,974	42	25,635
Total	653,506	23,682	2,532	679,720

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	390,418	462	145	391,025
Derivatives	262,396	24,809	2,391	289,596
Others	1,007	-	-	1,007
Total	653,821	25,271	2,536	681,628

			2017
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	54,380	11,684	10,377	76,442
Loans and advances to customers	3,818	321	-	4,139
Investments in Foreign Subsidiaries and Dependence	36,613	3,010	-	39,623
Derivatives	262,092	45,317	9,640	317,049
Others	46,200	13,028	6,237	65,465
Total	403,102	73,361	26,254	502,717

Liabilities:	Dólar	Euro	Outros	Total

Funding in foreign currency	32,962	3,047	17	36,025
Derivatives	277,358	54,633	9,294	341,284
Others	93,821	15,975	17,068	126,864
Total	404,140	73,654	26,378	504,173

c.2) Methodologies

Trading

The Bank calculates its market risk capital requirement using a standard model provided by Bacen and the Internal Model.

The standard methodology applied to trading activities by the Banco Santander in 2019, 2018 and 2017 was the value at risk (VaR), which measures the maximum expected loss with a given confidence level and time horizon. This methodology was based on a standard historical simulation with a 99% confidence level and a one-day time horizon. Statistical adjustments were made to enable the efficient incorporation of the most recent events that condition the level of risk assumed.

Specifically, the Bank uses a time window of two years or 521 daily data obtained retrospectively from the reference date of the VaR calculation. Two figures are calculated each day, one by applying an exponential decline factor which gives a lesser weighting to more distant observations in time, and another with uniform weightings for all observations. The VaR reported is the higher of these two figures.

VaR is not the only measure. It is used because it is easy to calculate and because it provides a good reference of the level of risk incurred by the Bank. However, other measures are simultaneously being implemented to enable the Bank to exercise greater risk control in all the markets in which it operates.

One of these measures is scenario analysis, which consists of defining behavior scenarios for various financial variables and determining the impact on results of applying them to the Bank's activities. These scenarios can replicate past events (such as crisis) or, conversely, determine plausible scenarios that are unrelated to past events. A minimum of three types of scenarios are defined (plausible, severe and extreme) which, together with VaR, make it possible to obtain a much more complete view of the risk profile.

The positions are monitored daily through an exhaustive control of changes in the portfolios, aiming to detect possible incidents and correct them immediately. The daily calculation of the result is also an excellent indicator of the risk, as it allows the Bank to observe and detect the impact of changes in financial variables in the portfolios.

Lastly, due to their atypical nature, derivatives and credit trading management (actively traded credit - Trading Book) activities are controlled by assessing specific measures on a daily basis. In the case of derivatives, these measures are sensitive to fluctuations in the price of the underlying (delta and gamma), in volatility (vega) and in time (theta). For credit trading management activities, the measures controlled include sensitivity to spread, jump-to-default and position concentrations by rating level.

In respect to the credit risk inherent in the trading portfolios (Credit Trading portfolios), and in keeping with the recommendations made by the Basel Committee of Banking Supervision, an additional measure has been introduced, the Incremental Risk Charge (IRC), in order to cover the default risk which is not properly captured in the VaR, through the variation of the related market prices of credit spreads. The instruments affected are basically fixed-income bonds, , derivatives on bonds (forwards, options, etc.) and credit derivatives (credit default swaps, asset-backed securities, etc.). The method used to calculate the IRC, is defined globally at Group level.

c.3) Balance-sheet management

Interest rate risk

The Bank analyses the sensitivity of the net interest margin and market value of equity to changes in interest rates. This sensitivity arises from maturity and interest rate repricing gaps in the various balance sheets items.

On the basis of the balance-sheets interest rate position, and considering the market situation and outlook, the necessary financial measures are adopted to align this position with that desired by the Bank. These measures can range from the taking of positions on markets to the definition of the interest rate features of commercial products.

The measures used by the Bank to control interest rate risk in these activities are the interest rate gap, the sensitivity of net interest margin (NIM) and market value of equity (MVE) to changes in interest rates, the duration of capital, value at risk (VaR), the EaR (Earning At Risk) and scenario analysis.

Interest rate gap of assets and liabilities

The interest rate gap analysis focuses on the mismatches between the reevaluation deadlines of on-balance-sheets assets and liabilities and off-balance-sheets items. This analysis facilitates a basic snapshot of the balance sheet structure and enables concentrations of interest rate risk in the various maturities to be detected. Additionally, it is a useful tool for estimating the possible impact of potential changes in interest rates on the entity's net interest margin and market value of equity.

The flows of all the on and off-balance sheet headings must be broken down and placed at the point of repricing or maturity. The duration and sensitivity of contracts that do not have a maturity date they are analyzed and estimated using an internal model.

Net interest margin (NIM) sensitivity

The sensitivity of the net interest margin measures the change in the expected accruals for a specific period (12 months) given a shift in the interest rate curve.

The sensitivity of the net interest margin is calculated by simulating the margin both for a scenario of changes in the interest rate curve and for the current scenario. The sensitivity is the difference between the two margins calculated.

Market value of equity (MVE) sensitivity

The sensitivity of the market value of equity is a complementary measure to the sensitivity of the net interest margin.

This sensitivity measures the interest rate risk implicit in the market value of equity based on the effect of changes in interest rates on the present values of financial assets and liabilities.

 Value at risk (VaR) and Earnings at Risk (EaR)

It is defined with 99% base points of the MVE's loss distribution function, calculated considering the market value of the positions, based on the payback obtained in the last two years and with degree of statistical certainty (level of trust) to a defined time horizon.

It is also applied a similar methodology to calculate the maximum loss in NII (EaR), in order to consider the interest rate risk even in economic value impact as in financial margin.

The unit sums the return vectors of the VAR with the return vectors of EaR, resulting the total return vector. The composition is made considering in the metric of EaR the losses in financial margin that occur between the initial moment (reference date) and the holding period of the not-trading portfolio. The losses in the economic value takes in consideration the impact of the ending positions after the holding period.

c.4) Liquidity risk

Liquidity risk is associated with the Bank's ability to finance purchase commitments at reasonable market prices and to carry out its business plans with stable sources of financing.

Liquidity Management of Santander Bank

For the control and liquidity management, the Santander bank uses short and long-term metrics and stress metrics that are capable of measuring the safe liquidity buffer so that the bank comfortably honors its obligations to the market and shareholders.

Then, we can cite:

Short-term metrics and liquidity stress:

a. LCR

The Santander Bank uses the Liquidity Coverage Ratio (LCR) in its liquidity risk management. LCR is a short-term index for a 30 days stress scenario, results from the division of high quality assets and net outflows in 30 days.

The Total High Liquidity Assets - HQLA is composed mainly of Brazilian federal government bonds and compulsory returns. The net outflows are composed mainly of losses of deposits, offset in part by inflows, mainly loans.

b. Liquidity stress scenarios:

The Liquidity management requires the analysis of financial scenarios in which potential problems whit liquidity are assessed, for which is necessary to construct and study scenarios in crisis situations. The model used for this analysis is the Stress Test

The stress test evaluate the financial structure of the institution and its capacity to resist and react to more extreme situations.

The purpose of the Liquidity Stress Test is to allow the simulation of adverse market conditions, making it possible to evaluate the impacts on the institution´s liquidity and ability to payments, in order to anticipate the solutions or even avoid positions that excessively liquidity in stress scenarios.

The scenarios are define from the analysis of market behavior during previous crisis. Four crisis scenarios are develop, with different intensities.

From the stress models analysis, the concept of minimum liquidity was define, which is sufficient to support liquidity losses for a determined day horizon in all simulated crisis scenarios.

Long-term metrics

Its objective is to measure the stability of sources of financing against the assets committed. The NSFR metric developed by BIS and adapted by the local regulator, which objective through determined percentages, to verify if the institution has stable source of funding to sustain its assets. This metrics has different weights by term, client's segment and product type. It is calculated monthly by the institution.

c. Liquidity indicators

In order to help management, some liquidity indicators are calculated on a monthly basis, like ratios of concentration by counterparties and concentration by segments.

Clients Funding

The Bank has different funding sources, both in products and mix of clients, with a healthy distribution between the segments. The total of clients resources is presented bellow:

					In millions of Reais
Customers Funding	2019			2018
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	29,524	29,524	100%	18,854	18,854	100%
Savings accounts	49,040	49,040	100%	46,068	46,068	100%
Time deposits	53,321	190,344	28%	49,771	190,971	26%
Interbank deposit	871	4,299	20%	863	4,118	21%
Funds from acceptances and issuance of securities	3,921	85,963	5%	3,681	70,110	5%
Borrowings and Onlendings	5,077	54,880	9%	5,181	45,936	11%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	10,175	2%	9,857	19,666	50%
Total	141,754	424,225	33%	134,275	395,723	34%

					In millions of Reais
Customers Funding				2017
				0 a 30 days	Total	%
Demand deposits				15,252	15,252	100%
Savings accounts				40,570	40,570	100%
Time deposits				39,549	170,570	23%
Interbank deposit				622	3,244	19%
Funds from acceptances and issuance of securities				4,436	69,348	6%
Borrowings and Onlendings				5,606	48,304	12%
Subordinated Debts / Debt Instruments Eligible to Compose Capital				-	8,829	0%
Total				106,035	356,117	30%

Assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows are as follows:

					2019
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	3,766	1,103	802	8,894	6,157	20,722
Debt instruments	46	15	205	638	2,600	3,504
Trading derivatives	3,720	1,088	597	8,256	3,557	17,218
Other financial assets at fair value through profit or loss	2,642	1,160	4,853	23,638	15,502	47,795
Debt instruments	2,642	1,160	4,853	23,638	15,502	47,795
Investments Held to Maturity	99	111	327	4,066	6,030	10,633
Financial assets at amortized cost	32,417	89,335	65,395	159,615	110,607	457,369
Reserves from Brazilian Central Bank	69,663	-	-	-	-	69,663
Financial Assets Measured at Amortized Cost	-	-	-	-	-	-
Total	108,587	91,709	71,377	196,213	138,296	606,182

Interest-bearing liabilities:

Deposits from credit institutions	3,697	26,096	19,829	31,407	4,628	85,657
Subordinated Debts / Debt Instruments Eligible to Compose Capital	4,597	1,621	1,074	9,119	3,828	20,239
Marketable debt securities	23,501	-	-	-	-	23,501
Trading derivatives	250,678	89,178	92,856	132,865	11,116	576,693
Short positions	-	-	-	-	-	-
Total	282,473	116,895	113,759	173,391	19,572	706,090

					2018
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value through profit or loss	7,388	6,199	12,162	80,590	52,584	158,923
Debt instruments	5,361	5,236	8,443	71,347	50,080	140,467
Trading derivatives	2,027	963	3,719	9,243	2,504	18,456
Other financial assets at fair value through profit or loss	379	9,230	379	18,666	6,037	34,691
Debt instruments	379	9,230	379	18,666	6,037	34,691
Investments Held to Maturity	24	558	126	3,904	5,119	9,731
Reserves from Brazilian Central Bank	70,103	-	-	-	-	70,103
Financial Assets Measured at Amortized Cost	29,234	111,216	45,564	116,107	85,637	387,758
Total	107,128	127,203	58,231	219,267	149,377	661,206

Interest-bearing liabilities:

Deposits from credit institutions	198,259	46,926	67,142	79,161	8,819	400,307
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,857	-	-	-	9,687	19,544
Marketable debt securities	13,395	21,343	15,290	33,627	9,717	93,372
Trading derivatives	1,104	1,370	3,257	9,673	3,322	18,726
Short positions	32,440	-	-	-	-	32,440
Total	255,055	69,639	85,689	122,461	31,545	564,389

					2017
Non-Discounted Future Flows Except Derivatives					In millions of Reais
	0 to 30 days	31 to 180 days	181 to 365 days	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial Assets Held For Trading	5,051	1,788	6,737	32,841	18,848	65,265
Debt instruments	654	899	5,919	19,582	16,801	43,856
Trading derivatives	4,398	889	818	13,259	2,046	21,410
Available-For-Sale Financial Assets	925	1,283	12,695	56,167	50,329	121,399
Debt instruments	925	1,283	12,695	56,167	50,329	121,399
Other Financial Assets At Fair Value Through Profit Or Loss	38	13	51	543	1,994	2,640
Debt instruments	38	13	51	543	1,994	2,640
Non-Current Assets Held For Sale	81	169	227	3,370	9,573	13,419
Reserves from Brazilian Central Bank	59,051	-	-	-	-	59,051
Loans and Receivables	74,887	93,587	45,397	117,084	84,560	415,515
Total	140,034	96,840	65,107	210,005	165,304	677,290

Interest-bearing liabilities:

Deposits from credit institutions	150,979	50,936	66,571	84,274	8,191	360,951
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	807	257	7,784	-	8,848
Marketable debt securities	4,445	36,855	12,904	18,421	866	73,491
Trading derivatives	4,618	659	504	12,243	2,285	20,310
Short positions	32,531	-	-	-	-	32,531
Total	192,573	89,257	80,236	122,722	11,342	496,130

Scenario analysis / Contingency plan

Based on the results obtained in the Stress Test, the bank draws up the Liquidity Contingency Plan, which constitutes a formal set of preventive and corrective actions to be triggered in times of liquidity crisis. The activation of the Plan results from the monitoring of internal parameters related to the  conditions of the market and the Bank's liquidity. These parameters serve identify different levels of crisis severity and, then, determine if there need to start the activation process.

After the crisis is identified, a communication is established between the internal areas capable of carrying out the corrective actions and mitigating the problems originated.

These corrective actions are measures capable of generating liquidity to solve or mitigate the effects of the crisis and are taken considering  their complexities, implementation period and its liquidity impact.

The parameters and measures of this Plan are reviewed at any time, when necessary, however its minimum period of review is annual.

c.5) Structural foreign currency risk / Hedges of results / Structural equities risk

These activities are monitored by measuring positions, VaR and results.

c.5.1) Complementary measures

Calibration and test measures

Back-testing consists of performing a comparative analysis between VaR estimates and daily “clean” results (profit or loss on the portfolios at the end of the preceding day valued at following-day prices) and “dirty” (managerial income taking into account also the costs, intraday results and loading). The aim of these tests is to verify and provide a measure of the accuracy of the models used to calculate VaR.

Back-testing analyses performed at Banco Santander comply, at the very least, with the BIS recommendations regarding the verification of the internal systems used to measure and manage financial risks. Additionally, the Santander Bank also conducts hypothesis tests: excess tests, normality tests, Spearman's rank correlation, average excess measures, etc.

The assessment models are regularly calibrated and tested by a specialized unit.

c.6) Control system

Limit setting

The limit setting process is performed together with the budgeting activity and is the tool used to establish the assets and liabilities available to each business activity. Limit setting is a dynamic process that responds to the level of risk considered acceptable by management.

The limits structure requires a process to be performed that pursues, among others, the following objectives:

1. To identify and delimit, in an efficient and comprehensive manner, the main types of financial risk incurred, so that they are consistent with business management and the defined strategy.

2. To quantify and communicate to the business areas the risk levels and profile deemed acceptable by senior management so as to avoid undesired risks.

3. To provide flexibility to the business areas for the efficient and timely assumption of financial risks, due to changes in the market and business strategy, and within the risks level considered acceptable by the Bank.

4. To allow business makers to assume risks which, although prudent, are sufficient to obtain the budgeted results.

5. To delimit the range of products and underlying assets with which each Treasury unit can operate, considering features such as assessment model and systems, liquidity of the instruments involved, etc.

c.7) Risks and results in 2019

Financial Intermediation Activities

The average VaR from the Bank´s trading portfolio in 2019 ended in R$30,3 million. The dynamic management of this profile allows the Bank to change its strategy to capitalize the opportunities offered by a uncertain environment.

c.7.1) Asset and liability management

Interest rate risk

Convertible currencies

At 2019 year-end, the sensitivity of the net interest margin at one year to parallel increases of 100 basis points applied to Banco Santander portfolios was concentrated on the BRL interest rate curve was positive by R$334 million.

Also at 2019 year-end, the sensitivity market value of equity to parallel increases of 100 basis points applied to the Banco Santander in the BRL interest rate curve was positive by R$2,063 million.

Quantitative risk analysis

The interest rate risk in balance sheets management portfolios, measured in terms of sensitivity of the net interest margin (NIM) at one year to a parallel increase of 100 b.p. in the interest rate curve, was at the beginning of 2019 and 2018, reaching a maximum of R$134 million in December 2019. The sensitivity value decreased R$202 million during 2019, reaching a maximum of R$2,342 million in October. The main factors that occurred in 2019 and influenced in sensitivity were the volatility of the exchange rate (convexity effect), portfolio's decayment  update of implicit methodology on cash flow of the Bank's products and liquidity.

Million of Reais
	2019	2018	2017
Sensibilities
Net Interest Margin	334	200	378
Market Value of Equity	2,063	1,861	2,066
Value at Risk - Balance
VaR	1,755	1,744	1,380

c.8) Sensitivity analysis

The risk management is focused on portfolios and risk factors pursuant to the requirements of regulators and good international practices.

Financial instruments are segregated into trading and Banking portfolios, as in the management of market risk exposure, according to the best market practices and the transaction classification and capital management criteria of the New Standardized Approach of regulators. The trading portfolio consists of all transactions with financial instruments and products, including derivatives, held for trading, and the Banking portfolio consists of core business transactions arising from the different Banco Santander business lines and their possible hedges. Accordingly, based on the nature of Banco Santander's activities, the sensitivity analysis was presented for trading and Banking portfolios.

Banco Santander performs the sensitivity analysis of the financial instruments in accordance with requirements of regulatory bodies and international best practices, considering the market information and scenarios that would adversely affect the positions and the income of the Bank.

The table below summarizes the stress amounts generated by Banco Santander's corporate systems, related to the Banking and trading portfolio, for each one of the portfolio scenarios as of December 31, 2019.

Trading portfolio

		2019
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(21,481)	(269,501)	(539,003)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(1,940)	(8,513)	(17,025)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(5,612)	(370)	(739)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(7,349)	(7,472)	(14,943)
Foreign currency	Exposures subject to foreign exchange	(2,132)	(53,297)	(106,594)
Inflation	Exposures subject to change in coupon rates of price indexes	(6,527)	(13,446)	(26,892)
Shares and Indexes	Exposures subject to change in shares price	(1,815)	(45,365)	(90,731)
Commodities	Exposures subject to change in commodities' prices	(3)	(67)	(133)
Total (1)		(46,859)	(398,031)	(796,060)

(1) Amounts net of taxes.

Scenario 1: a shock of 10 base points on the interest curves and 1% to price changes (currency and stocks);

Scenario 2: a shock of +25% and -25% in all risk factors, are considered the greatest losses per risk factor;

Scenario 3: a shock of +50% and -50% in all risk factors, are considered the greatest losses per risk factor.

Portfolio Banking

		2019
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(35,618)	(497,773)	(992,076)
TR and Long-Term Interest Rate - (TJLP)	Exposures subject to changes in Exchange of TR in TJLP	(52,084)	(644,255)	(928,539)
Inflation	Exposures subject to change in coupon rates of price indexes	(61,225)	(370,602)	(734,662)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(54,233)	(720,883)	(1,385,597)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(7,108)	(93,628)	(178,749)
Interest Rate Markets International	Exposures subject to changes in interest rate negotiated roles in international market	(4,716)	(80,963)	(144,169)
Foreign Currency	Exposures subject to Foreign Exchange	(761)	(19,022)	(38,043)
Total (1)		(215,744)	(2,427,126)	(4,401,836)

(1) Amounts net of taxes.

Scenario 1: a shock of +10bps and -10bps in interest rate curves and 1% price variance (currency and stocks); are considered the greatest losses per risk factor;

Scenario 2: a shock of +25% and -25% in all risk factors, are considered the greatest losses per risk factor;

Scenario 3:  a shock of +50% and -50% in all risk factors, are considered the greatest losses per risk factor.

d) Bank´s business is highly dependent on the proper functioning of information technology systems.

Our business is highly dependent on the ability of our information technology systems to accurately process a large number of transactions across numerous and diverse markets and products in a timely manner, and on our ability to rely on our digital technologies, computer and email services, software and networks, as well as on the secure processing, storage and transmission of confidential data and other information in our computer systems and networks. The proper functioning of our financial control, risk management, accounting, customer service and other data processing systems is critical to our business and our ability to compete effectively.

e) Independent Structure

The Operational Risk & Internal Control area, subordinated to the Executive vice Presidency of Risk, operates independently as a second line of defense, supporting and challenging the first line of defense. They maintain guidelines, policies and processes conduct and to be  adequate to the Operational Risk Control and Management Model.

The area adopts the definition of the Basel Committee, the Central Bank of Brazil and the Corporative instructions applicable locally to Operational Risk as the possibility of losses resulting from the inadequacy or failure of processes, operational and systems, or from external events. In addition, the Bank´s Board of Directors opted for the Alternative Standardized Approach (ASA) for the calculation of the portion of Reference Equity (PR) related to Operational Risk.

e.1) Operational Risks & Internal Control

Its mission to Banco Santander is: To corroborate the fulfillment of the strategic objectives and the decision-making process, in the adaptation and fulfillment of the obligatory requirements, in maintaining the solidity, reliability, reduction and mitigation of losses due to operational risks, besides the implementation, dissemination of culture of operational risks.

Acts in preventing the operational risk and supports for the continued strengthening of the internal control system, attending the requirements of regulatory agencies, New Basel Agreement - BIS and resolutions of the National Monetary Council of Brazil. This model also follows the guidelines established by Banco Santander Spain based on COSO-Committee of Sponsoring Organizations of the Tread way Commission-Internal Control - Integrated Framework 2013.

The procedures developed and adopted are intended to ensure Bank´s continuous presence among the select group of financial institutions recognized as having the best operational risk management practices, thereby helping to continuously improve its reputation, solidity and reliability in the local and international markets.

Defense Line Model

The Operational Risks & Internal Control area is the second line of defense in Santander's model and aims to maintain the fulfillment, alignment and compliance with corporate guidelines of the Santander group, the Basle Accord and resolutions of the National Monetary Council of Brazil. Also acts in the control and challenge of the activities performed by the first line of Defense.

e.2) Responsibilities and duties of the Operational Risks and Internal Controls area

• Disseminate the Operational Risk and Internal Controls management-oriented culture and converge towards the prevention and reduction of Operational Risk events and losses, mitigating the financial, legal and reputational impacts.

• Improve risk analysis to reduce, consolidate and prioritize mitigation actions.

• Maintain the dynamics and control of operational risk exposure in line with risk appetite.

• Establish roles and responsibilities, with follow-up with those responsible in the lines of defense.

• Ensure business continuity and strengthen the Internal Controls environment.

• Provide adequate level of coverage in business units.

• Provide support for the Organization's strategic decisions based on the integrated Operational Risk profile and emerging trends.

• Implement the best practices for management and control of operational risks in the 1st and 2nd Lines of Defense.

• Identify the Operational Risk profile of the Organization.

• Provide continuous improvement of existing methodologies and deepening the culture of responsibility for Operational Risks and Internal Controls.

e.3) Differential factor

The Operational Risks & Internal Control area invests in the development, training and updating of its professionals so they can keep up with changes in the business environment, in addition to offering training programs for other professionals through the intranet and on-site courses. Among the personal course, we highlight the achievement of training aimed at increasing culture of RO management, training for the capture of operational losses, among others.

The Bank highlights:

• Mandatory training for all Banco Santander employees through e-learnings ("NetCursos"), addressing the issue of operational risks;

• The creation, dissemination and maintenance of Instruction Manuals, promoting corporate values and commitment;

• Coordination of the annual process for projecting losses caused by operational risks, defining action plans to reduce these losses and for accountability;

• Development of key risk indicators, aiming to monitor the main operational risks;

• Composition of lines of defense for the role of ORM - Operational Risk Management Networks: "“RPO-Risk Pro Officer” whose function is to report to the executive the follow-up of the topics of Operational Risk at the strategic level of the Executive Board, “RPA-Risk Pro Agent " and "OR Assist" covering the perimeter of RO and "experts" in cases where the operational risk is transverse to the organization.

e.4) Communication Policy

The Operational Risks & Internal Control area is part of Santander's governance structure and produces a series of specific monthly reports for management through the Integrated Operational Risk Committee (“CIRO”) and the “Forum RO”, detailing events that occurred, the main activities undertaken, corrective, preventive action plans and follow-up, ensuring transparency and knowledge to the governance forums.

f) Reputation Risk

f.1) Reputation Risk

The reputation risk is defined as a risk of a negative economic impact, current and potential, due to a perception unfavorable of the Bank by its employees, clients, shareholders/investors and society in general.

The reputation risk may arise from multiple sources and, in many cases, is derived from other risk events. In general, these sources might be related to the business and other support activities that are realized by the Bank, the economic context, social or politic, or even by other events arising from other competitors that might affect the Bank.

f.2) Compliance

It is defined as legal risk, of regulatory sanctions, financial loss or reputation that an institution may suffer as a result of failures in the compliance with laws, rules, ethics and conduct codes and good bank practices. The compliance risk management has the goal of being preventive and includes the monitoring, educative processes, Consulting, risk evaluation and corporative communication related to the rules and legislation applicable to each business department.

f.3) Directives

a. Compliance principles - Ethics and Conduct in the Securities Markets

The Bank's ethical principles and conduct parameters are established in internal policies which are made available to all employees. Conduct Code in the Securities Markets and its formal acknowledgement is mandatory to all staff working close to securities markets.  Proper communication channels are in place to clarify doubts and complaints from employees, the monitoring and  controlling of these information are conducted in a way that adherence to the rules established is secured.

b. Money Laundering Prevention

The Bank's money Laundering Prevention policies and terrorism financing prevention are based on the knowledge and rigorousness of the acceptance of new clients, complemented by the continuous scrutiny of all transactions where the Bank are involved in. The importance given to the theme is reflected on the direct involvement of management, namely the Operational Money Laundering Prevention and Compliance Committee, which meets each month to deliberate on issues regarding the theme and to be directly involved with new clients acceptance and suspicious transactions reporting.

c. New products and services and suitability

All new products and services are debated/analyzed internally at various levels until their risks have been fully mitigated, and subsequently approved by the Commercialization Local Committee (CLC), composed of Bank executives. After review and approval, the new products and services are monitored trying to identify them so timely events that may pose reputational risk, which if identified, are reported to the CLC.

g) Compliance with the new regulatory framework

The Banco Santander has assumed a firm commitment to the principles underlying the “Revised Framework of International Convergence of Capital Measurement and Capital Standards” (Basel II). This framework allows entities to make internal estimates of the capital they are required to hold in order to safeguard their solvency against events caused by various types of risk. As a result of this commitment, the Bank has devoted all the human and material resources required to ensure the success of the Basel II implementation plan. For this purpose, a Basel II team was created in the past, consisting of professionals from the Bank's different departments: mainly Finance, Risks, Technology and Operations, Internal Audit -to verify the whole process, as the last layer of control at the entity-, and Business -particularly as regards the integration of the internal models into management. Additionally, specific work teams have been set up to guarantee the proper management of the most complex aspects of the implementation.

Supplementing the efforts of the Basel II operating team, the Bank management has displayed total involvement from the very beginning. Thus, the progress of the project and the implications of the implementation of the New Capital Accord by the Banco Santander have been reported to the management committee and to the board of directors on a regular basis.

In the specific case of credit risk, the implementation of Basel II entails the recognition, for regulatory capital purposes, of the internal models that have been used for management purposes.

The institution has applied the internal models based ratings methodology (AIRB) of Basel II in part of its portfolios, in compliance with regulatory requirements.

The additional capital requirements derived from the self-assessment process (Pillar II) should be compensated by the risk profile that characterizes the Bank's business activities (low average risk), due to its focus on Commercial Bank (small and medium-sized enterprises and Individuals) and the diversification of the business. The Pillar II which considers the impact of risks not addressed under Pillar I (regulatory capital) and the benefits arising from the diversification among risks, businesses and geographical locations.

Regarding the other risks addressed under Pillar I of Basel II, Banco Santander was approved for the use of internal models for market risk and will remain using the standardized method for operational risk, since it considers the premature use of advanced models (AMA) for this purpose . Regarding the Market Risk, Banco Santander was approved to the use of Internal Models in February 2018 and started to disclose the capital by this method from May 2018.

Pillar II is another significant line of action under the Basel Corporate Framework. In addition to the methodology supporting the economic capital model review and strengthening, the technology was brought into line with the platform supporting Pillar I, so that all the information on credit risk will come from this source.

Besides the Basel II implementations, Banco Santander complies with the new regulations of Basel III, according to the standards issued by Bacen.

According to the definition proposed by the Basel Committee (Basel III), Credit Valuation Adjustment (CVA) is an adjustment to the fair value of derivative financial instruments in order to measure the credit risk of a counterparty. Thus, the CVA depends on the credit spread of the counterparty, as well as the market risk factors that drives the values of the derivatives and, therefore, their exposure. In an analytical way, the CVA can be defined by the following expression:

CVA = EE * PD * DF * LGD (1)

(1) EE=Expected Exposure; PD=Probability of Default; DF=Discount Factor; LGD=Loss Given Default

Expected Exposure (EE) is the future exposure of the derivative based on the counterparty's market risk. The probability of default (PD) is calculated based on credit spreads and is also marked to market. The discount factor (DF) is the factor that brings to the present value the projected exposure weighted by its respective probability of default. A Loss Given Default (LGD) is the estimated loss in the event of a credit.

g.1) Internal validation of risk models

Internal validation is an important stage of model life cycle besides of being a pre-requisite for the supervisory validation process by Basel II implementation. A specialized team of the Entity, obtains a technical opinion on the adequacy of the internal models for the intended internal or regulatory purposes, and concludes on their usefulness and effectiveness. This team must also assess whether the risk management and control procedures are adequate for the Entity's risk strategy and profile.

In addition to the regulatory requirement compliance, the internal validation department provides a support to the risk committee and management, since the internal validation area is responsible for providing a qualified and independent opinion so that the responsible authorities decide on the authorization of the use of models (for management purposes as well as regulatory use).

Internal model validation at Banco Santander encompasses credit risk models, market risk models, ALM, pricing models, stress test models, the economic capital model and other models related to the exercise of ICAAP. The scope of the validation includes not only the more theoretical or methodological aspects, but also the technology systems and the quality of the data they provide, on which their effective operation relies, and, in general, all the relevant aspects of advanced risk management (controls, reporting, uses, involvement of management, etc.). Therefore, the goal of internal validation is to review quantitative, qualitative, technological and corporate governance related to regulatory and management aspects concerning the model risk control.

Among the main functions of the Internal Model Validation department are the following:

i.     Establish general validation principles, conducting an independent evaluation process including (I) data quality, (II) Methodology aspects (III) technological environment, (IV) performance and (V) use and government;

ii.    Evaluate the methodology and data used in the development of the model and challenge the model and its use, stating the implications and limitations of the model, as well as the associated risks;

iii.   Issue a technical opinion on the adequacy of internal models for the intended internal and regulatory effects, concluding on their usefulness and effectiveness; and

iv.   Provide essential support to risk committees and management of the Bank, through a qualified and independent opinion for responsible decision-making on the authorization of the use of models (for management purposes as well as regulatory use).

It is important to note that Banco Santander's internal validation function is consistent with the independent validation criteria for advanced approach issued by the Basel Committee, the European supervisor 'home regulator' (Banco de España and the European Central Bank) and the Bacen in compliance with the rules Circular 3,648 dated March 4, 2013 (Chapter III), Circular Letter 3,565 of September 6, 2012,  Circular 3,547 of July 2011, and Circ. 3648 IRB, 3646 IMA of 4/3/13, and Res. 4.277 of 31/10/13 and 4389 of 18/12/14 fair value, Res. 4557 of 23/02/17 GIR and Circ. 3876 of 31/01/18 IRRBB.

In this case, the Bank maintains a Segregation of functions between internal validation and internal audit, which is the last layer of Bank control validation.

The Internal Audit is responsible for evaluating and reviewing the internal validation methodology and work and issues opinions with an effective level of autonomy. Internal Audit (third line of defense), as the ultimate control function in the Group, should (i) periodically assess the adequacy of policies, methods and procedures and (ii) confirm that they are effectively implemented in the management .

g.2) Capital Management

Capital management considers the regulatory and economic aspects and its objective is to achieve an efficient capital structure in terms of cost and compliance, meeting the requirements of the regulatory authorities and supporting to accomplish the goals of the classification of rating agencies and investors' expectations. Details regarding the capital management process can be found at www.ri.santander.com.br Corporate Governance -> Risk Management -> Risk and Capital Management Structure.

h) Economic capital

h.1) Main objectives

The development of economic capital models in finance aims to solve a fundamental problem of regulatory capital, Sensitivity Risk.

In this context, the economic capital models are essentially designed to generate risk-sensitive estimative, allowing greater precision in risk management, as well as better allocation of economic capital by business units of Banco Santander.

The Banco Santander has directed efforts to build a model of robust and integrated economic capital to the business management.

The main objectives of the structure of economic capital of the Banco Santander are:

1 - Consolidate Pillar I and other risks which affect business in a single quantitative model, and determine estimates of capital by establishing correlations between different risks;

2 - Quantify and monitor different types of variations in risk;

3 - Distribute capital consumption between the different portfolios and manage the efficiency of return on capital (RORAC);

4 - Estimating the Economic Value Added for each business unit. Economic profit must exceed the cost of the Bank's capital;

5 - Accordance with the regulation in locations where the Bank operates in the review process of Pillar II by supervisors.

h.2) The Economic Capital Model

In calculating the economic capital, it is the Bank's definition of losses to be covered. Thus, it is used a confidence interval necessary to ensure business continuity. The risk profile in Brazil is distributed by Credit risk, Market, ALM, Business, Operations and materials assets. However, to successfully anticipate the changes proposed in Basel III, new risks have been incorporated to model: Intangibles, pension funds (defined benefit) and deferred tax assets, which allow the Bank to adopt a position even more conservative and prudent.

% Capital	2019	2018	2017
Risk Type	New Methodology	New Methodology	New Methodology
Credit	72%	72%	70%
Market	2%	2%	4%
ALM	5%	8%	4%
Business	3%	6%	8%
Operational	7%	5%	6%
Fixed Assets	2%	1%	2%
Intangible Assets	1%	0%	1%
Pension Funds	4%	1%	1%
Deferred Tax Assets	5%	5%	4%
TOTAL	100%	100%	100%

RoRAC

Banco Santander has used the RORAC, with the following objectives:

1 - Analyze and set a minimum price for operations (admission) and clients (monitoring).

2 - Estimate capital consumption of each client, economic groups, portfolio or business segment, in order to optimize the allocation of economic capital, maximizing the efficiency of the Bank.

3 - Measure and monitor business performance.

To evaluate the operations of global clients, the calculation of economic capital considers some variables used in the calculation of expected and unexpected losses.

Among these variables are:

1 - Counterparty rating;

2 - Maturity;

3 - Guarantees;

4 - Type of financing;

The economic value added is determined by the cost of capital. To create value for shareholders, the minimum return operation must exceed the cost of capital of Banco Santander.